PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions reconciliation
Provisions at beginning of period	$ 897.0
Additions	65.9
Reductions	(36.9)
Reclamation spending	(58.1)
Accretion	29.1
Reclamation recovery	(8.0)
Provisions at end of period	889.0	$ 897.0
Current portion	72.6
Non-current portion	816.4
Reclamation and remediation obligations
Provisions reconciliation
Provisions at beginning of period	861.4
Additions	53.7
Reductions	(24.0)
Reclamation spending	(58.1)
Accretion	29.1
Reclamation recovery	(8.0)
Provisions at end of period	854.1	861.4
Current portion	63.6
Non-current portion	790.5
Expense due to change in fair value	8.0	11.4
Letter of credit issued to various agencies	366.7	411.5
Surety bonds	$ 264.4	$ 254.7
Reclamation and remediation obligations | Minimum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	2.50%	1.80%
Inflation rate used in estimating the site restoration cost obligation (in percent)	2.10%	1.80%
Reclamation and remediation obligations | Maximum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	12.30%	11.60%
Inflation rate used in estimating the site restoration cost obligation (in percent)	5.10%	5.00%
Other
Provisions reconciliation
Provisions at beginning of period	$ 35.6
Additions	12.2
Reductions	(12.9)
Provisions at end of period	34.9	$ 35.6
Current portion	9.0
Non-current portion	$ 25.9